Business acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Business acquisition.
Goodwill	¥ 0	¥ 114,661	¥ 232,007	$ 0	$ 16,150
Unpaid consideration	4,100
2019 Travel Agencies [Member]
Business acquisition.
Goodwill						¥ 232,007
Contingent consideration paid for business acquisitions	0	0	0
Downward adjustment of contingent consideration	¥ 0	¥ 3,053	¥ 3,597